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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment  [ ]              Amendment No.:    _______
      This Amendment (Check only one):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       K Capital Partners, LLC
Address:    75 Park Plaza
            Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Robert T. Needham
Title:  Chief Administrative Officer
Phone:  617-646-7728

Signature, place and date of signing:

/s/ Robert T. Needham   , Boston, Massachusetts, February 12, 2003
------------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         12

Form 13F Information Table Value Total:         $219,269 (in thousands)

Pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, the institutional investment manager filing this report has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                      Value     Shrs or     Sh/ Put/ Investment  Other      Voting Authority
Name of Issuer              Title of Class  CUSIP     (x$1000)  Prn Amt   Prn   Call Discretion  Managers   Sole     Shared   Other
-------------               --------------  -----     --------  -------   ---------- ----------  --------   ----     ------   -----

Brookline Bancorp Inc       Common Stock    11373M107     8866     745000   SH       Sole                    745000

Grey Global Group Inc       Common Stock    39787M108     7545      12346   SH       Sole                     12346

Liberty Media               Common Stock    013440212    26820    3000000   SH       Sole                   3000000

Newmont Mining Corp USD1.6  Common Stock    651639106    14515     500000   SH       Sole                    500000

Pepsico Inc                 Common Stock    713448108    22316     528565   SH       Sole                    528565

Prime Group Realty Trust    REITS/RICS      74158J103    13847    3000700   SH       Sole                   3000700

Stet Hellas Telecom S.A.    ADRS Stocks     859823106     8100    1112700   SH       Sole                   1112700

Tenet Healthcare Corp       Common Stock    88033G100    38130    2325000   SH       Sole                   2325000

Triton PCS Holdings Inc     Common Stock    89677M106      432     110300   SH       Sole                    110300

Tyco Intl Ltd               Convrt Bonds    902124AC0    74205  102000000  PRN       Sole                 102000000

Tyco Intl Ltd               Common Stock    BM902124      1069     500000   SH       Sole                    500000

UnitedGlobalCom Inc         Common Stock    913247508     3424    1427000   SH       Sole                   1427000